FINANCIAL INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018 [1]	Sep. 30, 2019	Sep. 30, 2018 [1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income from cash and investments:
In respect of investments in bank deposits and marketable securities					$ 93	$ 1,389	$ 547
Other financial income					151	202	169
Financial income from cash and investments	$ 143	$ 55	$ 336	$ 237	244	1,591	716
Financial expenses from notes, loans and other:
Convertible notes					393	4,427	4,610
Short-term bank loan					316
Short-term shareholders' loans					85
Other financial expenses					359	427	185
Exchange rate differences					8	30	(35)
Financial expenses from notes, loans and other	$ 299	200	895	961	1,161	4,884	4,760
Gain (loss) on derivative financial instruments:
Gain on revaluation to fair value of the warrants embedded in the convertible notes					96	2,141	1,567
Gain (loss) on revaluation to fair value of warrants					2,337	1,784	(1,783)
Gain (loss) on derivative financial instruments		$ (224)	$ 442	$ 1,886	$ 2,433	$ 3,925	$ (216)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.